Filed pursuant to Rule 497(a) File No. 333-220385 Rule 482ad Capital Southwest Corporation Q3 2019 Earnings Presentation February 4, 2019 5400 Lyndon B. Johnson Freeway, Suite 1300 | Dallas, Texas 75240 | 214.238.5700 | capitalsouthwest.com

Important Notices • These materials and any presentation of which they form a part are neither an offer to sell, nor a solicitation of an offer to purchase, any securities of Capital Southwest. • These materials and the presentations of which they are a part, and the summaries contained herein, do not purport to be complete and no obligation to update or otherwise revise such information is being assumed. Nothing shall be relied upon as a promise or representation as to the future performance of Capital Southwest. Such information is qualified in its entirety by reference to the more detailed discussions contained elsewhere in Capital Southwest’s public filings with the Securities and Exchange Commission. • There is no guarantee that any of the estimates, targets or projections illustrated in these materials and any presentation of which they form a part will be achieved. Any references herein to any of the Capital Southwest’s past or present investments or its past or present performance, have been provided for illustrative purposes only. It should not be assumed that these investments were or will be profitable or that any future investments by Capital Southwest will be profitable or will equal the performance of these investments. • The information contained herein has been derived from financial statements and other documents provided by the portfolio companies unless otherwise stated. • Past performance is not indicative of future results. In addition, there can be no assurance that unrealized investments will be realized at the expected multiples shown as actual realized returns will depend on, among other factors, future operating results of each of Capital Southwest’s current portfolio companies, the value of the assets and economic conditions at the time of disposition, any related transaction costs, and the timing and manner of sale, all of which may differ from the assumptions on which Capital Southwest’s expected returns are based. In many instances, Capital Southwest will not determine the timing or manner of sale of its portfolio companies. Page 2

Forward-Looking Statements • This presentation contains forward-looking statements relating to, among other things, the business, market conditions, financial condition and results of operations of Capital Southwest, the anticipated investment strategies and investments of Capital Southwest, and future market demand. Any statements that are not statements of historical fact are forward-looking statements. Forward-looking statements are often, but not always, preceded by, followed by, or include words such as "believe," "expect," "intend," "plan," "should" or similar words, phrases or expressions or the negative thereof. These statements are made on the basis of the current beliefs, expectations and assumptions of the management of Capital Southwest and speak only as of the date of this presentation. There are a number of risks and uncertainties that could cause Capital Southwest’s actual results to differ materially from the forward-looking statements included in this presentation. • For a further discussion of some of the risks and uncertainties applicable to Capital Southwest and its business, see Capital Southwest’s Annual Report on Form 10-K for the fiscal year ended March 31, 2018 and its subsequent filings with the Securities and Exchange Commission. Other unknown or unpredictable factors could also have a material adverse effect on Capital Southwest’s actual future results, performance, or financial condition. As a result of the foregoing, readers are cautioned not to place undue reliance on these forward- looking statements. Capital Southwest does not assume any obligation to revise or to update these forward- looking statements, whether as a result of new information, subsequent events or circumstances, or otherwise, except as may be required by law. Page 3

Conference Call Participants Bowen S. Diehl President and Chief Executive Officer Michael S. Sarner Chief Financial Officer Chris Rehberger VP Finance / Treasurer Page 4

CSWC Company Overview CSWC is a middle-market lending firm focused on supporting the acquisition and growth of middle-market companies across the capital structure • CSWC was formed in 1961, and elected to be regulated as a BDC in 1988 • Publicly-traded on Nasdaq: Common Stock (“CSWC”) and December 2022 Notes (“CSWCL”) • Internally Managed BDC with RIC tax treatment for U.S. federal income tax purposes • December 2014: announced intent to spin-off industrial growth company (“CSW Industrials”; Nasdaq: "CSWI") tax free • January 2015: launched credit investment strategy • September 2015: completed tax free spin off of CSWI • 21 employees based in Dallas, Texas • Total Balance Sheet Assets of $524MM as of December 31, 2018 • Manage I-45 Senior Loan Fund (“I-45 SLF”) in partnership with Main Street Capital (Nasdaq: “MAIN”) Page 5

Q3 2019 Highlights Financial Highlights • Q3 2019 Pre-Tax Net Investment Income (“NII”) of $6.8MM or $0.40 per share • Paid $0.36 per share in Regular Dividends, plus $0.10 per share Supplemental Dividend ◦ Total Dividends for the quarter of $0.46 per share • Investment Portfolio at Fair Value increased to $497MM from $492MM in prior quarter ◦ $25.7MM committed to two new portfolio companies and one add-on • Received $2.5MM dividend from I-45 SLF, an annualized yield of 15.5% at fair value ◦ Up from $2.3MM in prior quarter • Amended Senior Secured Revolving Credit Facility in December 2018 ◦ Total commitments increased to $270 MM from $210 MM ◦ Pricing was reduced to LIBOR plus 2.5%, subject to certain conditions, from LIBOR plus 3.0% ◦ Minimum asset coverage covenant was reduced to 150% from 200% • Repurchased 10.5k shares at average price of $17.72 (including commissions), a 6% discount to NAV per share at the time of the repurchases • Completed equity raise of 700,000 shares for gross proceeds of $13.2MM (before expenses), at a net price of $18.90 per share, in October 2018 • $144.6MM available on Credit Facility and $10.8MM in cash and cash equivalents as of quarter end Page 6

Track Record of Increasing Dividends Continues • In the last twelve months ending 12/31/18, CSWC generated $1.35 per share in Pre-Tax NII and paid out $1.27 per share in regular dividends ◦ Twelve consecutive quarters of regular dividend per share growth • Cumulative Regular Dividend Coverage of 103% since the 2015 spin-off • Announced Supplemental Dividend Program in June 2018 ◦ Expect to pay $0.10 per share Supplemental Dividend per quarter going forward, subject to Board approval 9.6% 9.3% 19.7% 6.6% 6.3% 5.6% 5.2% 10.6% 4.2% 3.0% 1.8% 1.2% Dividend Yield – Quarterly Annualized Total Dividend / CSWC Share Price at Qtr. End Note: Adjusted NAV per Share calculation adds back all Supplemental Dividends paid Page 7

Two Pronged Investment Strategy CORE: Lower Middle Market (“LMM”): CSWC led or Club Deals • Companies with EBITDA between $3 MM and $15 MM • Typical leverage of 2.0x – 4.0x Debt to EBITDA through CSWC debt position • Commitment size up to $25 MM with hold sizes generally $10 MM to $20 MM • Both Sponsored and Non-sponsored deals • Securities include first lien, unitranche, second lien and subordinated debt • Frequently make equity co-investments alongside CSWC debt OPPORTUNISTIC: Upper Middle Market (“UMM”): Syndicated or Club, First and Second Lien • Companies typically have in excess of $50 MM in EBITDA • Typical leverage of 3.0x – 5.5x Debt to EBITDA through CSWC debt position • Hold sizes generally $5 MM to $15 MM • Floating rate first and second lien debt securities • More liquid assets relative to Lower Middle Market investments • Provides flexibility to invest/divest opportunistically based on market conditions and liquidity position Page 8

Strong Track Record and Growing First Lien Credit Portfolio CSWC Credit Portfolio heavily weighted towards First Lien and LMM Investments • First Lien and LMM Investments have increased to 86% and 77% of the credit portfolio, respectively, as of 12/31/18 Credit Portfolio Heavily Weighted to First Lien Robust LMM Credit Portfolio Growth 500.0 500.0 400.0 400.0 $350.7 $350.7 $336.7 $336.7 ) ) 23% s 300.0 s 300.0 n $272.1 n $272.2 26% o o i i l l l $239.1 l i $239.2 $226.5 i $226.5 27% M 86% M ( 200.0 $187.2 85% ( $187.3 28% $ $181.7 200.0 $ $181.7 $167.5 86% $167.5 31% 77% $151.4 82% $151.4 $137.6 79% $137.6 74% 51% 45% 64% 69% 73% 73% 100.0 $83.7 62% 60% 100.0 $83.7 78% 58% 72% 42% 80% 82% 69% 40% 27% 32% 28% 22% 17% 13% 10% 7% 9% 10% 55% 42% 49% 18% 11% 8% 8% 9% 10% 8% 8% 7% 6% 4% 18% 20% 22% 0.0 0.0 016 016 016 017 017 017 017 018 018 018 018 16 16 16 17 17 17 17 18 18 18 18 30/2 30/2 31/2 31/2 30/2 30/2 31/2 31/2 30/2 30/2 31/2 0/20 0/20 1/20 1/20 0/20 0/20 1/20 1/20 0/20 0/20 1/20 6/ 9/ 12/ 3/ 6/ 9/ 12/ 3/ 6/ 9/ 12/ 6/3 9/3 12/3 3/3 6/3 9/3 12/3 3/3 6/3 9/3 12/3 Sub-Debt Second Lien First Lien LMM UMM Page 9

CSWC Originations - Q3 2019 $25.7MM in new committed investments during the quarter ($23.3MM funded at close) at a weighted average debt YTM of 11.1% Portfolio Origination Q3 2019 Total Debt Total Equity Unfunded Funded at Close Funded at Close Commitments at Debt Spread Debt Yield to Name Industry Type Market ($000s) ($000s) Close ($000s) over LIBOR Maturity Roseland Management, LLC RLOC / 1st Lien / (d/b/a Precision Spine Care) Healthcare Services Equity LMM $10,500 $1,000 $2,000 7.00% 10.12% Energy Services (1) Ace Gathering, Inc. (Midstream) Split Lien LMM $10,000 $0 $0 8.50% 12.10% American Nuts Operations Food, Agriculture & LLC Beverage 1st Lien LMM $1,750 $0 $438 8.50% 11.78% Total $22,250 $1,000 $2,438 7.8% 11.1% (1) The investment is structured as a split lien term loan, which provides the Company with a first lien priority on certain assets of the obligor and a second lien priority on different assets of the obligor. Note: Market refers to Upper Middle Market (“UMM”) and Lower Middle Market (“LMM”) Page 10

Track Record of CSWC Exits Continues $18.0MM in proceeds from prepayments and exits during the quarter • Exited a legacy equity investment this quarter (Deepwater Corrosion Services) generating a realized gain of $1.7 MM (originated April 2013) • Cumulative IRR of 16.3% on 25 portfolio exits generating $179.9MM in proceeds since launch of credit strategy in January 2015 Portfolio Repayments and Exits Q3 2019 Net Proceeds Realized Gain Name Industry Type Market ($000) ($000s) IRR Restaurant Technologies Business Services 2nd Lien UMM $3,535 $42 12.34% Tax Advisors Group Financial Services Subordinated Debt LMM $4,692 $74 15.47% Energy Services Deepwater Corrosion Services (Upstream) Equity LMM $9,724 $1,724 3.70% Total / Weighted Average $17,951 $1,840 8.5% Note: Market refers to Upper Middle Market (“UMM”) and Lower Middle Market (“LMM”) Page 11

CSWC Portfolio Asset Mix by Market Maintaining conservative portfolio leverage while receiving attractive risk adjusted returns Investment Portfolio - Statistics Q3 2019 Lower Middle Upper Middle (1) (In Thousands) Market Market Number of Portfolio Companies 25 10 Total Cost $306,920 $82,929 Total Fair Value $352,198 $81,425 Average Hold Size (at Cost) $12,277 $8,293 % First Lien Investments (at Cost) 75.8% 82.2% % Second Lien Investments (at Cost) 6.9% 17.8% % Subordinated Debt Investments (at Cost) 4.7% 0.0% % Equity (at Cost) 12.6% 0.0% Wtd. Avg. Yield (2)(3) 11.9% 10.4% Wtd. Avg. EBITDA of Issuer ($MM's) (3) $9.3 $71.1 Wtd. Avg. Leverage through CSWC Security (3) (4) 3.2x 3.8x Note: All metrics above exclude the I-45 Senior Loan Fund (1) At December 31, 2018, we had equity ownership in approximately 72.0% of our LMM investments (2) The weighted-average annual effective yields were computed using the effective interest rates during the quarter for all debt investments at cost as of December 31, 2018, including accretion of original issue discount but excluding fees payable upon repayment of the debt instruments. Weighted-average annual effective yield is higher than what an investor in shares in our common stock will realize on its investment because it does not reflect our expenses or any sales load paid by an investor (3) Weighted average metrics are calculated using investment cost basis weighting (4) Includes CSWC debt investments only. Calculated as the amount of each portfolio company’s debt (including CSWC’s position and debt senior or pari passu to CSWC’s position, but excluding debt subordinated to CSWC’s position) in the capital structure divided by each portfolio company’s adjusted EBITDA. Management uses this metric as a guide to evaluate relative risk of its position in each portfolio debt investment Page 12

CSWC Portfolio Mix as of 12/31/18 at Fair Value Current Investment Portfolio of $497MM continues to be diverse across industries Current Investment Portfolio (By Type) Current Investment Portfolio (By Industry) Software & IT Services: 1% Telecommunications: 1% Financial Services: 2% Commodities & Mining: 2% Paper & Forest Products: 1% Energy Services (Midstream): 2% Non-Yielding Healthcare Products: 3% Restaurants: 2% Yielding Equity: Equity: 6% Transportation 11% & Logistics: Multi-Sector 3% Holdings (I-45): Senior Subordinated Debt: 13% 3% Consumer Services: 4% Healthcare Services: Second Lien: 13% 7% Consumer Products and Retail: 5% First Lien: Distribution: 5% I-45 SLF LLC 60% (95% first lien): Media, Marketing, & Food, Entertainment: 12% 13% Agriculture & Beverage: 6% Environmental Services: 7% Business Industrial Services: 10% Products: 10% Page 13

Interest Rate Sensitivity Debt Portfolio Exposure at 12/31/18 Well-Positioned for Rising Interest Rate Environment Fixed vs. Floating Portfolio Exposure (1) 3% 97% Fixed Floating Change in Base Interest Illustrative Annual Illustrative Annual NII Rates NII Change ($'s) Change (Per Share) (50bps) $(1,365,995) $(0.08) 50 bps $1,365,995 $0.08 100bps $2,731,990 $0.16 150bps $4,097,985 $0.24 200bps $5,463,979 $0.32 (1) Portfolio Exposure includes I-45 assets pro rata as a % of CSWC’s equity investment in the fund Note: Illustrative change in annual NII is based on a projection of CSWC’s existing debt investments as of 12/31/18, adjusted only for changes in Base Interest Rate. Base Interest Rate used in this analysis is 3-Month LIBOR of 2.8% at 12/31/18. The results of this analysis include the I-45 Senior Loan Fund, which is comprised of 100% floating rate assets and liabilities Page 14

I-45 Portfolio Overview I-45 loan portfolio of $239MM is 95% first lien with average hold size of 2.1% of the I-45 portfolio Current I-45 Portfolio (By Type) Current I-45 Portfolio (By Industry) 5% 2% 2% TelecommunicationsTelecommunications 2% 17% 3% 5% 5% Retail 13% 5% 6% 95% Capital RetailEquipment 9% 6% 6% 8% 7% Capital Equipment Healthcare & Pharmaceuticals First Lien Second Lien Services: Consumer I-45 Portfolio Statistics (In Thousands) 3/31/2018 6/30/2018 9/30/2018 12/31/2018 Total Debt Investments at Fair Value $220,807 $228,468 $229,711 $238,727 Number of Issuers 43 45 46 48 Wtd. Avg. Issuer EBITDA $73,995 $72,607 $72,253 $69,738 Avg. Investment Size as a % of Portfolio 2.3% 2.2% 2.2% 2.1% Wtd. Avg. Net Leverage on Investments (1) 3.6x 3.7x 3.8x 3.7x Wtd. Avg. Spread to LIBOR 6.1% 6.3% 6.3% 6.3% Wtd. Avg. Duration (Yrs) 4.6 4.5 4.4 4.2 (1) Through I-45 Security Page 15

Income Statement Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands, except per share amounts) 3/31/2018 6/30/2018 9/30/18 12/31/18 Investment Income Interest Income $6,575 $7,643 $9,232 $10,070 Dividend Income $3,069 $3,075 $3,158 $3,352 Fees and Other Income $230 $389 $205 $449 Total Investment Income $9,874 $11,107 $12,595 $13,871 Expenses Cash Compensation $1,884 $1,910 $1,963 $2,007 Share Based Compensation $477 $475 $482 $607 General & Administrative $1,086 $1,353 $1,239 $1,134 Total Expenses (excluding Interest) $3,447 $3,738 $3,684 $3,748 Interest Expense $1,951 $2,373 $3,109 $3,347 Pre-Tax Net Investment Income $4,476 $4,996 $5,802 $6,776 Taxes and Gain / (Loss) Income Tax Benefit (Expense) $(279) $(379) $(256) $(101) Net realized gain (loss) on investments $131 $18,819 $94 $1,883 Net increase (decrease) in unrealized appreciation of investments $10,649 $(11,783) $948 $(4,238) Net increase (decrease) in net assets resulting from operations $14,977 $11,653 $6,588 $4,320 Weighted Average Diluted Shares Outstanding 16,139 16,201 16,323 17,123 Pre-Tax Net Investment Income Per Dil. Wtd. Average Share $0.28 $0.31 $0.36 $0.40 Page 16

Operating Leverage Improves Continue to realize operating efficiencies of internally-managed structure migrating to a target operating leverage of sub-2.5% $1,000 6% s t e s $800 s 5% A g v A ) 4.9% f M o M $600% $ ( $524 $517 s s a t e 4.2% $451 4% s s e s $417 s A n l e a $400 p t 3.7% $326 x o E T $284 3.4% g n i 3% t a 3.0% r $200 e 2.9% p O $0 2% FY 16 FY 17 FY 18 Q1FY19 Q2 FY19 Q3 FY19 Period Ending Total Assets Operating Expenses(1) as % of Average Total Assets Note: FY16 includes only the quarters after the 2015 spin-off. Q1 2019, Q2 2019, and Q3 2019 are quarterly annualized (1) Operating expenses exclude interest expense Page 17

Balance Sheet Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands, except per share amounts) 3/31/2018 6/30/2018 9/30/18 12/31/18 Assets Portfolio Investments $393,095 $411,330 $491,601 $496,740 Cash & Cash Equivalents $7,907 $12,532 $10,193 $10,774 Deferred Tax Asset $2,050 $2,116 $2,060 $2,294 Other Assets $14,438 $24,948 $12,653 $13,973 Total Assets $417,490 $450,926 $516,507 $523,781 Liabilities December 2022 Notes $55,305 $56,646 $73,407 $74,960 Credit Facility $40,000 $65,000 $127,000 $122,000 Other Liabilities $13,897 $21,899 $8,252 $9,145 Total Liabilities $109,202 $143,545 $208,659 $206,105 Shareholders Equity Net Asset Value $308,288 $307,381 $307,848 $317,676 NAV per Share(1) $19.08 $18.87 $18.84 $18.43 Debt to Equity 0.31x 0.40x 0.65x 0.62x (1) NAV per Share includes the impact of $0.80 per share in supplemental dividends paid over the last 12 months Page 18

Significant Unused Debt Capacity with Long-Term Duration Earliest Debt Maturity occurs in July 2022 Facility Total Commitments Interest Rate Maturity Principal Drawn Undrawn Commitment Credit Facility(1) $270.0 MM L + 2.50% subject to December 2023 $122.0 MM $144.6 MM (3) certain conditions December 2022 Notes $77.1 MM 5.95% December 2022 $77.1 MM N/A (NASDAQ: "CSWCL") (2) I-45 Credit Facility (4) $165.0 MM L + 2.40% July 2022 $154.0 MM $11.0 MM Long-Term Debt Obligations (Calendar Year) ) $250 M $225 M $154.0 $ ( $200 s t $175 n e $150 m y $125 a P $100 $122.0 l a $75 p i $77.1 c $50 n i r $25 P $0 CY2019 CY2020 CY2021 CY2022 CY2023 CY2024 Credit Facility December 2022 Notes I-45 Credit Facility (1) The facility has an accordion feature that allows for an increase in total commitments up to $350 MM. Principal Drawn is based upon outstanding balances as of 12/31/18 (2) Redeemable at CSWC’s option beginning December 2019. Principal drawn is based upon outstanding balances as of 12/31/18 (3) Net of $3.4 MM in letters of credit outstanding (4) CSWC owns 80% of the equity and 50% of the voting rights of I-45 SLF LLC with a joint venture partner Page 19

Portfolio Statistics Continuing to build a well performing credit portfolio Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands) 3/31/2018 6/30/2018 9/30/18 12/31/18 Portfolio Statistics Fair Value of Debt Investments $239,122 $272,133 $336,717 $350,685 Average Debt Investment Hold Size $9,197 $9,719 $10,204 $10,627 Fair Value of Debt Investments as a % of Par 99% 99% 99% 98% % of Investment Portfolio on Non-Accrual (at Fair Value) 0.0% 0.0% 0.0% 1.7% Weighted Average Investment Rating (1) 2.0 2.0 2.0 1.9 Weighted Average Yield on Debt Investments 11.46% 11.73% 11.61% 11.56% Total Fair Value of Portfolio Investments $393,095 $411,330 $491,601 $496,740 Weighted Average Yield on all Portfolio Investments (2) 10.48% 10.60% 11.02% 11.08% Investment Mix (Debt vs. Equity) (3) (4) 73% / 27% 79% / 21% 79% / 21% 81% / 19% Investment Mix (Yielding vs. Non-Yielding) (4) 92% / 8% 94% / 6% 92% / 8% 94% / 6% (1) CSWC utilizes an internal 1 - 4 investment rating system in which 1 represents material outperformance and 4 represents material underperformance. All new investments are initially set to 2 (2) Includes dividends from Media Recovery, Inc. and I-45 Senior Loan Fund (3) Excludes CSWC equity investment in I-45 Senior Loan Fund (4) At Fair Value Page 20

Investment Income Detail Constructing a portfolio of investments with recurring cash yield • Non-Cash and Non-Recurring investment income remain a minor portion of Total Investment Income Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands) 3/31/2018 6/30/2018 9/30/18 12/31/18 Investment Income Breakdown Cash Interest $6,300 $7,324 $8,815 $9,561 Cash Dividends $2,990 $3,008 $3,112 $3,295 PIK Income $91 $79 $93 $211 Amortization of purchase discounts and fees $264 $312 $375 $367 Management/Admin Fees $184 $181 $191 $206 Prepayment Fees & Other Income $45 $203 $9 $231 Total Investment Income $9,874 $11,107 $12,595 $13,871 Key Metrics Cash Income as a % of Investment Income 96% 96% 96% 96% % of Total Investment Income that is Recurring (1) 98% 97% 99% 98% (1) Non-Recurring income principally made up of loan prepayment fees Page 21

Key Financial Metrics Strong Pre-Tax Net Investment Income and Regular Dividend growth driven by net portfolio growth and investment performance Quarter Ended Quarter Ended Quarter Ended Quarter Ended 3/31/2018 6/30/2018 9/30/18 12/31/18 Key Financial Metrics Pre-Tax Net Investment Income Per Wtd Avg Diluted Share $0.28 $0.31 $0.36 $0.40 Pre-Tax Net Investment Income Return on Equity (ROE)(1) 6.02% 6.46% 7.53% 8.40% Realized Earnings Per Wtd Avg Diluted Share $0.27 $1.45 $0.35 $0.50 Realized Earnings Return on Equity (ROE)(1) 5.82% 30.32% 7.32% 10.61% Earnings Per Wtd Avg Diluted Share $0.93 $0.72 $0.40 $0.25 Total Earnings Return on Equity (ROE)(1) 20.13% 15.08% 8.56% 5.36% Regular Dividends per Share $0.28 $0.29 $0.34 $0.36 Supplemental Dividends per Share $0.00 $0.60 $0.10 $0.10 Total Dividends per Share $0.28 $0.89 $0.44 $0.46 Dividend Yield (2) 6.58% 19.66% 9.27% 9.57% (1) Return on Equity is calculated as the quarterly annualized Pre-Tax NII, Realized Earnings, or Total Earnings, respectively, divided by equity at the end of the prior quarter (2) Dividend Yield is calculated as the quarterly annualized Total Dividend divided by share price at quarter end Page 22

Corporate Information Board of Directors Senior Management Fiscal Year End Inside Directors Bowen S. Diehl March 31 Bowen S. Diehl President & Chief Executive Officer Independent Directors Independent Auditor David R. Brooks Michael S. Sarner RSM US Christine S. Battist Chief Financial Officer, Secretary & Treasurer Chicago, IL T. Duane Morgan Jack D. Furst William R. Thomas Investor Relations Corporate Counsel John H. Wilson Michael S. Sarner Capital Southwest Eversheds Sutherland (US) LLP 214-884-3829 Corporate Offices & Website msarner@capitalsouthwest.com 5400 LBJ Freeway Transfer Agent 13th Floor Securities Listing American Stock Transfer & Trust Company, LLC Dallas, TX 75240 Nasdaq: "CSWC" (Common Stock) 800-937-5449 http://www.capitalsouthwest.com Nasdaq: "CSWCL" (Notes) www.amstock.com Industry Analyst Coverage Firm Analyst Contact Information National Securities Corporation Christopher R. Testa Direct: 212-417-7447 Ladenburg Thalmann Mickey M. Schleien, CFA Direct: 305-572-4131 Janney Montgomery Scott, LLC Mitchel Penn, CFA Direct: 410-583-5976 JMP Securities Christopher York Direct: 415-835-8965 B. Riley FBR Tim Hayes Direct: 703-312-1819 Page 23